Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss for the period	$ (5,522)	$ (2,640)	$ (22,604)	$ (8,373)
Items not involving cash:
Stock-based compensation	952	156	3,695	666
Shares issued to Aspire Capital as commitment fees (note 6(a)(iii))			600
Depreciation and amortization	29	20	64	66
Interest income	(80)	(21)	(198)	(40)
Unrealized foreign exchange (loss) gain	(28)	(48)	(2)	(98)
Change in non-cash operating working capital (note 8)	101	442	542	395
Cash used in operating activities	(4,548)	(2,091)	(17,903)	(7,384)
Cash flows from financing activities:
Issuance of common shares under the 2018 ATM, net of issuance costs (note 6(a)(i))	1,572		6,818
Issuance of common shares under Share Purchase Agreement (note 6(a)(ii))			14,995
Issuance of common shares under the ATM, net of issuance costs (note 6(a)(iv))		1,999		10,203
Issuance of common shares upon exercise of stock options (note 7)	36		219
Cash provided by financing activities	1,608	1,999	22,032	10,203
Cash flows from (used in) investing activities:
Maturity (acquisition) of investments		(9)	250	(2,994)
Purchase of property and equipment	(28)		(152)
Interest received	80	21	198	40
Cash provided by (used in) investing activities	52	12	296	(2,954)
Effect of exchange rate fluctuations on cash and cash equivalents held		48		98
Increase (decrease) in cash and cash equivalents	(2,888)	(32)	4,425	(37)
Cash and cash equivalents, beginning of period	17,944	7,935	10,631	7,940
Cash and cash equivalents, end of period	$ 15,056	$ 7,903	$ 15,056	$ 7,903